Segmented information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	36.00%	24.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	9.00%
Customer 3 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	9.00%
Customer 4 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	8.00%
Customer 5 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	5.00%
Customer 6 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	5.00%	5.00%
Customer 7 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	5.00%
Customer 8 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	5.00%